Trade Liabilities - Schedule of Trade Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Payables to suppliers	₸ 219,274	₸ 22,454
Payables to merchants	127,127	0
Total trade and other payables	₸ 346,401	₸ 22,454